SIGNIFICANT ACCOUNTING POLICIES (Property, plant and equipment useful lives) (Details)	12 Months Ended
Dec. 30, 2018
Buildings and improvements | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Buildings and improvements | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Manufacturing equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Manufacturing equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Other equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years
Other equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	25 years